Income Taxes - Rollforward of deferred income tax assets and liabilities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	$ 12,380,445	$ 7,665,038
Income statement credit	1,017,430	3,851,836
Credit (Charge) to Other Comprehensive Income and Shares Repurchased	(1,080,344)	863,571
Deferred income tax account at end of period	12,317,531	12,380,445
Accrued liabilities
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	3,208,863	2,656,354
Income statement credit	179,426	552,509
Deferred income tax account at end of period	3,388,289	3,208,863
Allowance for doubtful accounts
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	1,160,708	1,187,427
Income statement credit	(44,718)	(26,719)
Deferred income tax account at end of period	1,115,990	1,160,708
Customer advances
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	2,761,196	2,598,037
Income statement credit	(530,238)	163,159
Deferred income tax account at end of period	2,230,958	2,761,196
Property, plant and equipment, net
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(305,654)	(954,678)
Income statement credit	1,159,085	649,024
Deferred income tax account at end of period	1,159,085	(305,654)
Tax loss carryforwards
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	13,829,616	10,196,480
Income statement credit	(628,278)	3,633,136
Credit (Charge) to Other Comprehensive Income and Shares Repurchased	(792,348)
Deferred income tax account at end of period	12,408,990	13,829,616
Deferred income tax assets of foreign subsidiaries
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	279,683	195,348
Income statement credit	(21,914)	84,335
Deferred income tax account at end of period	257,769	279,683
Asset tax
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period		402,880
Income statement credit		(402,880)
Investments
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(4,471,232)	(3,504,137)
Income statement credit	721,525	(2,067,429)
Credit (Charge) to Other Comprehensive Income and Shares Repurchased	(218,469)	1,100,334
Deferred income tax account at end of period	(3,968,176)	(4,471,232)
Property, plant and equipment, net
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(305,654)
Income statement credit	305,654
Deferred income tax account at end of period		(305,654)
Derivative financial instruments
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period		(1,801)
Income statement credit	(355,051)	1,801
Deferred income tax account at end of period	(355,051)
Intangible assets and transmission rights
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(2,898,572)	(3,922,230)
Income statement credit	252,305	1,023,658
Deferred income tax account at end of period	(2,646,267)	(2,898,572)
Prepaid expenses and other items
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(1,184,163)	(1,188,642)
Income statement credit	(20,366)	241,242
Credit (Charge) to Other Comprehensive Income and Shares Repurchased	(69,527)	(236,763)
Deferred income tax account at end of period	$ (1,274,056)	$ (1,184,163)